Annual Report
     AUL American Individual
     Variable Annuity Unit Trust
     December 31, 1999


     This report and the financial statements contained herein are for the general information of Participants. The Report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc. and AUL American Individual Variable Annuity Unit Trust, which contains further information concerning the sales charge, expenses and other pertinent information.

     American United Life Insurance Company

Front cover

A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants  in AUL American  Individual  Variable  Annuity Unit Trust

It is with great pleasure that I welcome you to the year 2000. Although doomsayers hypothesized potential calamities due to year 2000 computer problems, I am happy to announce an uneventful transition into this new era.

The year 1999 can be characterized by its excesses. Technology companies rocketed to new highs even though the majority of stocks registered poor performance. New records were set in the IPO (initial public offering) market with well known names such as UPS and Goldman Sachs. Technology start-ups were prolific as investors seemed to have an insatiable appetite for Internet retailers, web-site operators and anything carrying the dot-com title. It was also the year of megamergers, the launch of the euro, and the recovery from Asias financial woes.

The U.S. economic expansion has also been unique in that it has now lasted for nine years, making it the longest period of economic growth on record. The fact that our economy has endured only eight months of recession since 1982 is another unparalleled feat.

Good economic news can mean tough times for the bond market as investors worry about the potential for an increase in inflation. The sharp 179 basis point increase in the ten-year Treasury yield to 6.44% last year reflects this concern.

Although inflation has not been a problem up to now, the Federal Reserve Board felt compelled to take a pre-emptive stance last year by raising the Federal Funds rate on three different occasions. The continued momentum of the economy suggests that the Feds credit tightening had little apparent impact. The Federal Reserve is expected to raise rates further this year to help achieve a sustainable rate of economic growth.

Most economists are expecting the economy to continue on its current path, but to moderate somewhat from current levels. The equity market is also expected to report positive returns, but could experience a change or moderation in leadership. Bonds will ultimately benefit if the Federal Reserve is successful in slowing economic growth. For now, however, bond market investors remain cautious. In closing, American United Life remains committed to serving your investment needs. We appreciate your continued confidence and support.


                                                             /s/ James W. Murphy
                                                                 James W. Murphy
                                Chairman of the Board of Directors and President


Indianapolis, Indiana
January 31, 2000

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                                        2

Report of Independent Accountants





The Contract Owners of
AUL American Individual Variable Annuity Unit Trust and
Board of Directors of
American United Life Insurance Company



In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of AUL American Individual Variable Annuity Unit Trust at December 31, 1999, the results of its operations and changes in its net assets from April 30, 1999 (commencement of operations) to December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Trusts management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1999, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.













Indianapolis, Indiana
February 9, 2000

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                                       4

              AUL American Individual Variable Annuity Unit Trust
                            statementS of net assets
                               December 31, 1999

                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth



Assets:

  Investments at value      $    119,087 $  2,068,285  $   279,685  $   228,867  $   391,601  $ 3,052,745



Net assets                  $    119,087 $  2,068,285  $   279,685  $   228,867  $   391,601  $ 3,052,745



Units outstanding                 26,106    2,004,240       56,480       48,423       79,913      483,747



Accumulation unit value     $       4.56 $       1.03  $      4.95  $      4.73  $      4.90  $      6.31




                                                        Fidelity

                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund


Assets:

  Investments at value      $    172,947 $  1,723,612  $ 3,765,934  $   709,203  $ 2,028,866



Net assets                  $    172,947 $  1,723,612  $ 3,765,934  $   709,203  $ 2,028,866



Units outstanding                 26,030      320,165      679,942      148,240      351,784



Accumulation unit value     $       6.64 $       5.38  $      5.54  $      4.78  $      5.77



    The accompanying notes are an integral part of the financial statements.
                                       5

              AUL American Individual Variable Annuity Unit Trust
                      statementS of net assets (continued)
                               December 31, 1999

                                 American Century          Alger       Calvert             PBHG

                                  VP       VP Income     American  Social Mid-Cap                Tech. &
                             Internationaland Growth      Growth       Growth      Growth II      Comm.


Assets:
  Investments at value      $    117,087 $    131,478  $ 4,418,861  $    49,129  $   316,465  $ 3,971,503



Net assets                  $    117,087 $    131,478  $ 4,418,861  $    49,129  $   316,465  $ 3,971,503



Units outstanding                 15,100       23,497      732,954        9,364       36,740      320,093



Accumulation unit value     $       7.75 $       5.59  $      6.03  $      5.25  $      8.61  $     12.41



                             T. Rowe Price          Janus                    SAFECO
                                           Worldwide     Flexible
                             Equity Income  Growth        Income       Equity       Growth


Assets:
  Investments at value      $  1,556,530 $  1,783,319  $   283,825  $   696,856  $   171,154



Net assets                  $  1,556,530 $  1,783,319  $   283,825  $   696,856  $   171,154



Units outstanding                330,769      235,301       56,703      139,120       29,591



Accumulation unit value     $       4.71 $       7.58  $      5.01  $      5.01  $      5.78


    The accompanying notes are an integral part of the financial statements.
                                       6

              AUL American Individual Variable Annuity Unit Trust
                            statementS of OPERATIONS
            For the period from April 30, 1999 to December 31, 1999

                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth



Investment income:
  Dividend income           $     23,809 $     17,365  $    15,330  $    32,960  $         0  $         0

  Net investment
   income                         23,809       17,365       15,330       32,960            0            0


Gain (loss) on investments
  Net realized gain (loss)        (1,129)           0          643       (2,773)        (644)      26,954
  Net change in unrealized
   appreciation
   (depreciation)                (23,880)           0      (16,152)     (32,118)       8,848      344,940

  Net gain (loss)                (25,009)           0      (15,509)     (34,891)       8,204      371,894


Increase (decrease) in
  net assets from operations$    ($1,200)$     17,365  $      (179) $    (1,931) $     8,204  $   371,894





                                                        Fidelity

                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund


Investment income:
  Dividend income           $          0 $          0  $         0  $         0  $         0

  Net investment
   income                              0            0            0            0            0


Gain (loss) on investments
  Net realized gain (loss)        15,874        7,040         (447)        (914)      16,928
  Net change in unrealized
   appreciation
   (depreciation)                 15,283       63,762      227,830        5,755      208,647

  Net gain (loss)                 31,157       70,802      227,383        4,841      225,575


Increase (decrease) in
  net assets from operations$     31,157 $     70,802  $   227,383  $     4,841  $   225,575



    The accompanying notes are an integral part of the financial statements.
                                       7

              AUL American Individual Variable Annuity Unit Trust
                      statementS of OPERATIONS (continued)
            For the period from April 30, 1999 to December 31, 1999

                                 American Century          Alger       Calvert             PBHG

                                  VP       VP Income     American  Social Mid-Cap                Tech. &
                             Internationaland Growth      Growth       Growth      Growth II      Comm.


Investment income:
  Dividend income           $          0 $          0  $         0  $     3,785  $         0  $         0

  Net investment
   income                              0            0            0        3,785            0            0


Gain (loss) on investments
  Net realized gain (loss)        41,844          779       29,899            1          960      128,532
  Net change in unrealized
   appreciation
   (depreciation)                  3,826        6,520      460,391          661       51,705    1,325,481

  Net gain (loss)                 45,670        7,299      490,290          662       52,665    1,454,013


Increase (decrease) in
  net assets from operations$     45,670 $      7,299  $   490,290  $     4,447  $    52,665  $ 1,454,013



                             T. Rowe Price          Janus                    SAFECO

                                           Worldwide     Flexible
                             Equity Income  Growth        Income       Equity       Growth


Investment income:
  dividend income           $     63,443 $          0  $     9,396  $    36,991  $         0
  Net investment
   income                         63,443            0        9,396       36,991            0


Gain (loss) on investments
  Net realized gain (loss)        (6,874)         456          654          635          493
  Net change in unrealized
   appreciation
   (depreciation)                (71,712)     393,826       (7,420)     (22,330)      19,076

  Net gain (loss)                (78,586)     394,282      (6,766)      (21,695)      19,569


Increase (decrease) in
  net assets from operations$    (15,143)$    394,282  $    2,630   $    15,296  $    19,569


    The accompanying notes are an integral part of the financial statements.
                                       8

              AUL American Individual Variable annuity Unit Trust
                      statementS of changes in net assets


                                          AUL American Series Fund                       Fidelity


                                Equity   Money Market      Bond        Managed    High Income    Growth

                            For the periodFor the periodFor the periodFor the periodFor the periodFor the period from 4/30/99from 4/30/99  from 4/30/99 from 4/30/99 from 4/30/99 from 4/30/99
                            (commencement)(commencement)(commencement)(commencement)(commencement)(commencement)
                              to 12/31/99 to 12/31/99   to 12/31/99  to 12/31/99  to 12/31/99  to 12/31/99


Increase in net assets
from operations:
  net investment income     $     23,809 $     17,365  $    15,330  $    32,960  $         0  $         0
  Net realized gain (loss)        (1,129)           0          643       (2,773)        (644)      26,954
  Net change in unrealized
   appreciation (depreciation)   (23,880)           0      (16,152)     (32,118)       8,848      344,940

Increase (decrease)
  in net assets
  from operations                 (1,200)      17,365         (179)      (1,931)       8,204      371,894


Contract owner transactions:
   Proceeds from units sold      138,557    3,462,742      358,280      327,276      428,105    3,428,715
   Cost of units redeemed        (17,830)  (1,406,231)     (77,694)     (95,806)     (43,589)    (740,797)
   Account charges                  (440)      (5,591)        (722)        (672)      (1,119)      (7,067)

      Increase                   120,287    2,050,920      279,864      230,798      383,397    2,680,851


Net increase                     119,087    2,068,285      279,685      228,867      391,601    3,052,745
Net assets, beginning                  0            0            0            0            0            0

Net assets, ending          $    119,087 $  2,068,285  $   279,685  $   228,867  $   391,601  $ 3,052,745


Units sold                        30,150    3,379,687       72,207       68,906       89,332      609,978
Units redeemed                    (4,044)   1,375,447)     (15,727)     (20,483)      (9,419)    (126,231)


Net increase                      26,106    2,004,240       56,480       48,423       79,913      483,747
Units outstanding, beginning           0            0            0            0            0            0

Units outstanding, ending         26,106    2,004,240       56,480       48,423       79,913      483,747



    The accompanying notes are an integral part of the financial statements.
                                       9

              AUL American Individual Variable Annuity Unit Trust
                statementS of changes in net assets (continued)

                                                                                                American
                                                         Fidelity                                Century

                                                                                                   VP
                               Overseas  Asset Manager   Index 500  Equity-Income Contrafund  International

                            For the periodFor the periodFor the periodFor the periodFor the periodFor the period from 4/30/99from 4/30/99  from 4/30/99 from 4/30/99 from 4/30/99 from 4/30/99
                            (commencement)(commencement)(commencement)(commencement)(commencement)(commencement)
                              to 12/31/99 to 12/31/99   to 12/31/99  to 12/31/99  to 12/31/99  to 12/31/99


Increase in net assets
from operations:
  Net investment income     $          0 $          0  $         0  $         0  $         0  $         0
  Net realized gain (loss)        15,874        7,040         (447)        (914)      16,928       41,844
  Net change in unrealized
   appreciation (depreciation)    15,283       63,762       227,830       5,755      208,647        3,826

Increase (decrease)
  in net assets
  from operations                 31,157       70,802      227,383        4,841      225,575       45,670


Contract owner transactions:
   Proceeds from units sold      430,217    1,971,095    4,019,721      806,109    2,275,731      588,572
   Cost of units redeemed       (288,008)    (315,030)    (473,610)    (100,005)    (467,309)    (516,850)
   Account charges                  (419)      (3,255)      (7,560)      (1,742)      (5,131)        (305)

      Increase                   141,790    1,652,810    3,538,551      704,362    1,803,291       71,417


Net increase                     172,947    1,723,612    3,765,934      709,203    2,028,866      117,087
Net assets, beginning                  0            0            0            0            0            0

Net assets, ending          $    172,947 $  1,723,612  $ 3,765,934  $   709,203  $ 2,028,866  $   117,087


Units sold                        75,427      381,330      771,273      169,651      438,226       94,767
Units redeemed                   (49,397)     (61,165)     (91,331)     (21,411)     (86,442)     (79,667)


Net increase                      26,030      320,165      679,942      148,240      351,784       15,100
Units outstanding, beginning           0            0            0            0            0            0

Units outstanding, ending         26,030 $    320,165  $   679,942  $   148,240  $   351,784  $    15,100



    The accompanying notes are an integral part of the financial statements.
                                       10

              AUL American Individual Variable Annuity Unit Trust
                statementS of changes in net assets (continued)

                               American                                                          T. Rowe
                                Century      Alger        Calvert             PBHG                Price

                               VP Income   American   Social Mid-Cap                Tech. &
                              and Growth    Growth        Growth      Growth II      Comm.    Equity Income

                            For the periodFor the periodFor the periodFor the periodFor the periodFor the period from 4/30/99from 4/30/99  from 4/30/99 from 4/30/99 from 4/30/99 from 4/30/99
                            (commencement)(commencement)(commencement)(commencement)(commencement)(commencement)
                              to 12/31/99 to 12/31/99   to 12/31/99  to 12/31/99  to 12/31/99  to 12/31/99


Increase in net assets
from operations:
  Net investment income     $          0 $          0  $     3,785  $         0  $         0  $    63,443
  Net realized gain (loss)           779       29,899            1          960      128,532       (6,874)
  Net change in unrealized
   appreciation (depreciation)     6,520      460,391          661       51,705    1,325,481      (71,712)

Increase (decrease)
  in net assets
  from operations                  7,299      490,290        4,447       52,665    1,454,013      (15,143)


Contract owner transactions:
   Proceeds from units sold      135,916    5,180,465       44,789      313,141    3,105,350    1,800,003
   Cost of units redeemed        (11,451)  (1,241,651)          (1)     (48,900)    (581,067)    (223,821)
   Account charges                  (286)     (10,243)        (106)        (441)      (6,793)      (4,509)

      Increase                   124,179    3,928,571       44,682      263,800    2,517,490    1,571,673


Net increase                     131,478    4,418,861       49,129      316,465    3,971,503    1,556,530
Net assets, beginning                  0            0            0            0            0            0

Net assets, ending          $    131,478 $  4,418,861  $    49,129  $   316,465  $ 3,971,503  $ 1,556,530


Units sold                        25,676      954,698        9,386       43,696      378,892      378,964
Units redeemed                    (2,179)    (221,744)         (22)      (6,956)     (58,799)     (48,195)


Net increase                      23,497      732,954        9,364       36,740      320,093      330,769
Units outstanding, beginning           0            0            0            0            0            0

Units outstanding, ending         23,497      732,954        9,364       36,740      320,093      330,769


    The accompanying notes are an integral part of the financial statements.
                                       11

              AUL American Individual Variable Annuity Unit Trust
                statementS of changes in net assets (continued)


                                       Janus                    SAFECO

                               Worldwide   Flexible
                                Growth      Income        Equity       Growth

                            For the periodFor the periodFor the periodFor the period
                             from 4/30/99from 4/30/99  from 4/30/99 from 4/30/99
                            (commencement)(commencement)(commencement)(commencement)
                              to 12/31/99 to 12/31/99   to 12/31/99  to 12/31/99


Increase in net assets
from operations:
  Net investment income     $          0 $      9,396  $    36,991  $         0
  Net realized gain (loss)           456          654          635          493
  Net change in unrealized
   appreciation (depreciation)   393,826       (7,420)     (22,330)      19,076

Increase (decrease)
  in net assets
  from operations                394,282        2,630       15,296       19,569


Contract owner transactions:
   Proceeds from units sold    1,471,147      325,979      752,225      175,796
   Cost of units redeemed        (78,122)     (44,197)     (68,517)     (23,833)
   Account charges                (3,988)        (587)      (2,148)        (378)

      Increase                 1,389,037      281,195      681,560      151,585


Net increase                   1,783,319      283,825      696,856      171,154
Net assets, beginning                  0            0            0            0

Net assets, ending          $  1,783,319 $    283,825  $   696,856  $   171,154


Units sold                       247,219       65,692      153,339       34,306
Units redeemed                   (11,918)      (8,989)     (14,219)      (4,715)


Net increase                     235,301       56,703      139,120       29,591
Units outstanding, beginning           0            0            0            0

Units outstanding, ending        235,301       56,703      139,120       29,591


    The accompanying notes are an integral part of the financial statements.

                         notes to financial statements



1.   Summary of  Significant  Accounting  Policies

     The AUL American Individual Variable Annuity Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity-Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II(Asset Manager, Contrafund, Index 500) (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series (Calvert), Janus Aspen Series (Janus), SAFECO Resources Series Trust (SAFECO), T. Rowe Price Equity Series, Inc. (T. Rowe Price), and PBHG Insurance Series Fund, Inc.
     (PBHG).

     Security Valuation Transactions and Related Income

     The market value of investments is based on the closing bid prices at December 31, 1999. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

     Taxes

     Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

     Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges With respect to variable individual annuity policies funded by the variable account, total account charges during the period ended December 31, 1999 were $63,502. Deductions are described as follows:

     No Surrender Charge Contract: AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount; (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the variable account. No charge is currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

     Surrender Charge Contract: AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges range from 1.00% to 1.15% per year for the first 10 policy years and from .90% to 1.05% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the variable account. No charge is currently being assessed. (5) withdrawal charges on surrenders exceeding 12% of the account value range from 10% to 0%, depending on policy duration, for flexible premium contracts, and 7% to 0%, depending on policy duration, for one year flexible premium contracts. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

                   notes to financial statements (continued)

3. Accumulation Unit Value The change in the Accumulation Unit Value per unit from commencement of operations, April 30, 1999, through December 31, 1999 is:


                                12/31/99      4/30/99      Change

   AUL American Series Fund:
         Equity               $  4.561758  $  5.000000       (8.8%)
         Money Market            1.031951     1.000000        3.2%
         Bond                    4.951919     5.000000       (1.0%)
         Managed                 4.726423     5.000000       (5.5%)
   Fidelity:
         High Income             4.900344     5.000000       (2.0%)
         Growth                  6.310891     5.000000       26.2%
         Overseas                6.644067     5.000000       32.9%
         Asset Manager           5.383504     5.000000        7.7%
         Index 500               5.538617     5.000000       10.8%
         Equity Income           4.784154     5.000000       (4.3%)
         Contrafund              5.767705     5.000000       15.4%
   American Century:
         VP International        7.754350     5.000000       55.1%
         VP Income
           and Growth            5.586601     5.000000        11.7%
   Alger:
         American Growth         6.028981     5.000000       20.6%
   Calvert:
         Mid-Cap Growth          5.246767     5.000000        4.9%
   PBHG:
         Growth II               8.613602     5.000000       72.3%
         Technology &
           Communications       12.408317     5.000000      148.2%
   T. Rowe Price:
         Equity Income           4.705788     5.000000       (5.9%)
   Janus:
         Worldwide Growth        7.578881     5.000000       51.6%
         Flexible Income         5.005508     5.000000        0.1%
   SAFECO:
         Equity                  5.009025     5.000000        0.2%
         Growth                  5.784060     5.000000       15.7%
                   notes to financial statements (continued)

4. Cost of Investments
   The cost of investments at December 31, 1999 is:

   AUL American Series Fund:
     Equity              $      142,967
     Money Market             2,068,285
     Bond                       295,838
     Managed                    260,985
   Fidelity:
     High Income                382,753
     Growth                   2,707,805
     Overseas                   157,664
     Asset Manager            1,659,850
     Index 500                3,538,104
     Equity Income              703,448
     Contrafund               1,820,219
   American Century:
     VP International           113,261
     VP Income
       and Growth               124,958
     Alger:
     American Growth          3,958,470
   Calvert:
     Social Mid-Cap
       Growth                    48,468
   PBHG:
     Growth II                  264,760
     Technology &
       Communications         2,646,022
   T. Rowe Price:
     Equity Income            1,628,242
   Janus:
     Worldwide Growth         1,389,493
     Flexible Income            291,245
   SAFECO:
     Equity                     719,186
     Growth                     152,078
                   notes to financial statements (continued)

5.  Net Assets
    Net Assets at December 31, 1999 are:

                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth

Proceeds from units sold    $    138,557 $  3,462,742  $   358,280  $   327,276  $   428,105  $ 3,428,715
Cost of units redeemed           (17,830)  (1,406,231)     (77,694)     (95,806)     (43,589)    (740,797)
Account charges                     (440)      (5,591)        (722)        (672)      (1,119)      (7,067)
Net investment income             23,809       17,365       15,330       32,960            0            0
Net realized gain (loss)          (1,129)           0          643       (2,773)        (644)      26,954
Unrealized appreciation
   (depreciation)                (23,880)           0      (16,152)     (32,118)       8,848      344,940

                            $    119,087 $  2,068,285  $   279,685  $   228,867  $   391,601  $ 3,052,745

                                                         Fidelity

                               Overseas  Asset Manager  Index  500  Equity-income Contrafund

Proceeds from units sold    $    430,217 $  1,971,095  $ 4,019,721  $   806,109  $ 2,275,731
Cost of units redeemed          (288,008)    (315,030)    (473,610)    (100,005)    (467,309)
Account charges                     (419)      (3,255)      (7,560)      (1,742)      (5,131)
Net investment income                  0            0            0            0            0
Net realized gain (loss)          15,874        7,040         (447)        (914)      16,928
Unrealized appreciation
   (depreciation)                 15,283       63,762      227,830        5,755      208,647

                            $    172,947 $  1,723,612  $ 3,765,934  $   709,203  $ 2,028,866

                                 American Century         Alger        Calvert             PBHG

                                  VP       VP Income     American  Social Mid-Cap                Tech. &
                             Internationaland Growth      Growth       Growth      Growth II      Comm.

Proceeds from units sold    $    588,572 $    135,916  $ 5,180,464  $    44,789  $   313,141  $ 3,105,349
Cost of units redeemed          (516,850)     (11,451)  (1,241,650)          (1)     (48,900)    (581,066)
Account charges                     (305)        (286)     (10,243)        (106)        (441)      (6,793)
Net investment income                  0            0            0        3,785            0            0
Net realized gain (loss)          41,844          779       29,899            1          960      128,532
Unrealized appreciation
   (depreciation)                  3,826        6,520      460,391          661       51,705    1,325,481

                            $    117,087 $    131,478  $ 4,418,861  $    49,129  $   316,465  $ 3,971,503

                             T.Rowe Price           Janus                    SAFECO
                                           Worldwide     Flexible
                             Equity Income  Growth        Income       Equity       Growth

Proceeds from units sold    $  1,800,003 $  1,471,147  $   325,979  $   752,225  $   175,796
Cost of units redeemed          (223,821)     (78,122)     (44,197)     (68,517)     (23,833)
Account charges                   (4,509)      (3,988)        (587)      (2,148)        (378)
Net investment income             63,443            0        9,396       36,991            0
Net realized gain (loss)          (6,874)         456          654          635          493
Unrealized appreciation
   (depreciation)                (71,712)     393,826       (7,420)     (22,330)      19,076

                            $  1,556,530 $  1,783,319  $   283,825  $   696,856  $   171,154

American United Life Insurance Company
         One American Square
         P.O. Box 368
         Indianapolis, Indiana  46206-0368
         www.aul.com

7-14889 (1/00)

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